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Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046
713 626 1919
www.invescoaim.com
January 8, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:	AIM Counselor Series Trust CIK No. 0001112996
Ladies and Gentlemen:
On behalf of AIM Counselor Series Trust (the “Fund”), attached herewith for filing, pursuant to the provisions of the Securities Act of 1933, as amended, including Rule 488 thereunder, is the electronic version of the Fund’s Registration Statement on Form N-14 containing a joint proxy statement/prospectus to accomplish the following:
•	The title of the securities being registered are Class A, Class B, Class C, and Class Y shares of Invesco Balanced Fund, Invesco California Tax-Free Income Fund, Invesco Dividend Growth Securities Fund, Invesco Fundamental Value Fund, Invesco New York Tax-Free Income Fund and Invesco S&P 500 Index Fund; Class A and Class Y shares of Invesco Large Cap Relative Value Fund; Class A, Class B, Class C, Class R and Class Y shares of Invesco Equally-Weighted S&P 500 Fund; and

•	Class A, Class B, Class C, and Class Y shares of Van Kampen American Franchise Fund, Van Kampen Equity Premium Income Fund, Van Kampen Pennsylvania Tax Free Income Fund and Van Kampen Small Cap Growth Fund, and Class A, Class B, Class C, Class R and Class Y shares of Van Kampen Core Equity Fund, Van Kampen Equity and Income Fund and Van Kampen Growth and Income Fund.
Please send copies of all correspondence with respect to the Registration Statement on Form N-14 to my attention or contact me at 713.214.5770.
Very truly yours,

/s/ Melanie Ringold
Melanie Ringold
Counsel